THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                                    VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS - 89.0%
AUSTRALIA - 3.7%
      306,000  AMP Ltd.(s)                                       $      3,019,457
    2,271,200  Santos Ltd.(s)                                           7,367,668
    2,100,000  Southern Pacific Petroleum(s)(+)                         2,373,817
    1,961,000  WMC Ltd.(s)                                              7,464,585
                                                            -------------------------------
                                                                       20,225,527
                                                            -------------------------------
CANADA - 0.8%
      121,400  Nortel Networks Corp.(s)                                 4,549,834
                                                            --------------------------------
DENMARK - 0.6%
       17,552  Novo Nordisk A/S Cl B(s)                                 3,401,153
                                                            -------------------------------
FINLAND - 1.4%
       72,700  Sampo Insurance Co. Ltd., A Shares(s)                    3,588,170
      402,164  Stora Enso Oyj, R Shares(s)                              3,969,911
                                                            ------------------------------
                                                                       7,558,081
                                                            ------------------------------
FRANCE - 13.1%
      160,000  Air France(s)                                            2,976,323
       40,000  Alcatel Optronics(s)(+)                                  2,016,017
      213,700  Alcatel S.A.(s)                                         10,603,151
      131,610  BNP Paribas S.A.(s)                                     10,173,196
        1,336  Cie Generale D'Optique Essilor
                  International S.A.(s)                                   388,891
       60,597  Coflexip Stena Offshore(s)                               7,226,488
       10,570  Compagnie de Saint-Gobain S.A.(s)                        1,458,343
       54,700  Sidel S.A.(s)                                            2,714,049
       37,900  Suez Lyonnaise des Eaux S.A.(s)                          6,423,337
       13,050  Total Fina Elf S.A.(s)(+)                                      114
      114,100  Total Fina Elf S.A., B Shares(s)                        16,318,445
      171,711  Vivendi S.A.(s)                                         10,612,363
                                                            -------------------------------
                                                                       70,910,717
                                                            -------------------------------
GERMANY - 3.8%
       23,400  Allianz AG(s)                                            8,078,377
      214,000  Commerzbank AG(s)                                        5,420,787
       75,000  Dresdner Bank AG(s)                                      2,772,023
       44,100  Merck KGaA(s)                                            1,715,938
       43,114  Schering AG(s)                                           2,352,355
                                                            -------------------------------
                                                                       20,339,480
                                                            -------------------------------
HONG KONG - 2.7%
      632,000  DAO Heng Bank Group Ltd.(s)                              3,087,156
    2,869,100  Hong Kong Electric Holdings Ltd.(s)                      9,894,971
        2,000  i-Cable Communications Ltd.(s)(+)                              763
    3,668,000  Sunevision Holdings Ltd.(s)(+)                           1,481,346
                                                            -------------------------------
                                                                       14,464,236
                                                            -------------------------------
INDIA - 0.9%
      360,500  Reliance Industries Ltd. GDR(s)                          4,938,850
                                                            -------------------------------
IRELAND - 0.5%
      271,100  Greencore Group Plc(s)                                     578,164

SHARES                                                                    VALUE
----------------------------------------------------------------------------------------

      201,435  Trintech Group Plc(s)(+)                               $  1,413,271
       99,100  Trintech Group Plc ADR(s)(+)                                718,475
                                                            -------------------------------
                                                                         2,709,910
                                                            -------------------------------
ITALY - 0.7%
      712,000  Unicredito Italiano SPA(s)                                 3,563,719
                                                            -------------------------------
JAPAN - 17.8%
    1,026,000  Chuo Mitsui Trust & Banking Co.(s)                         3,241,706
      760,000  Hitachi, Ltd.(s)                                           7,251,818
       22,000  Macnica Inc.(s)                                            2,544,076
      412,000  Matsushita Electric Industrial Co. Ltd.(s)                10,339,517
    2,068,000  Mitsubishi Chemical Corp.(s)                               5,787,226
      936,000  Mitsubishi Corp.(s)                                        7,165,228
    1,017,000  Nippon Yusen Kabushiki Kaisha(s)                           4,360,867
      129,600  Promise Co., Ltd.(s)                                       9,546,703
      355,000  Ricoh Co., Ltd.(s)                                         6,310,043
       44,700  Rohm Co. Ltd.(s)                                          10,774,002
       98,000  Taiheiyo Cement Corp.(s)                                     162,780
      177,000  Takeda Chemical Industries Ltd.(s)                        10,961,137
      613,000  Tokio Marine & Fire Insurance Co., Ltd.(s)                 6,911,641
      465,000  Tostem Corp.(s)                                            6,665,944
          920  West Japan Railway Co.(s)                                  4,135,951
                                                            -------------------------------
                                                                         96,158,639
                                                            -------------------------------
MEXICO - 0.8%
    1,745,000  Consorcio ARA S.A. de C.V.(s)(+)                           2,132,458
      220,000  TV Azteca S.A. de C.V. ADR(s)                              2,200,000
                                                            -------------------------------
                                                                          4,332,458
                                                            -------------------------------
NETHERLANDS - 5.1%
       85,000  Akzo Nobel NV(s)                                           4,036,168
      238,700  Heineken Holding NV(s)                                     8,674,900
      450,658  Koninklijke (Royal) Philips
                 Electronics NV(s)                                       14,910,786
                                                            -------------------------------
                                                                         27,621,854
                                                            -------------------------------
PHILIPPINES - 0.5%
    2,200,000  ABS-CBN Broadcasting Corp. PDR(s)                          2,061,461
    1,581,220  First Philippine Holdings Corp.(s)(+)                        693,028
                                                            -------------------------------
                                                                          2,754,489
                                                            -------------------------------
RUSSIAN FEDERATION - 1.0%
      146,000  OAO Lukoil Holding(s)                                      5,320,240
                                                            -------------------------------
SINGAPORE - 2.9%
      555,414  DBS Group Holdings Ltd.(s)                                 6,301,447
    3,001,500  Neptune Orient Lines Ltd.(s)(+)                            2,361,499
      448,000  Singapore Press Holdings Ltd.(s)                           6,972,862
                                                            -------------------------------
                                                                         15,635,808
                                                            -------------------------------
SOUTH KOREA - 0.8%
      154,852  H&CB ADR(s)(+)                                             1,577,555
      492,000  Hyundai Motor Co. Ltd. GDR(s)                              2,829,000
          454  Samsung Electronics GDR 144A(s)                               28,897
                                                            -------------------------------
                                                                          4,435,452
                                                            -------------------------------

   The Accompanying Notes are an Integral Part of the Financial Statements.
1

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES/PRINCIPAL AMOUNT                                                    VALUE
-----------------------------------------------------------------------------------------
SPAIN - 5.8%
        80,800  Acerinox S.A.(s)                                   $     2,102,994
       593,400  Banco Bilbao Vizcaya Argentaria S.A.(s)                  7,934,039
       341,726  Endesa S.A.(s)                                           5,529,845
        77,060  Indra Sistemas S.A.(s)                                     603,708
       390,000  Repsol YPF S.A.(s)                                       6,375,522
       552,000  Telefonica S.A.(s)(+)                                    8,673,050
                                                              -----------------------------
                                                                        31,219,158
                                                              -----------------------------
SWEDEN - 2.2%
      131,400  Autoliv, Inc. SDR(s)                                     2,699,013
      402,264  Skandia Forsakrings AB(s)                                6,136,842
      274,600  Skandinaviska Enskilda Banken Cl A(s)                    2,943,414
                                                              -----------------------------
                                                                       11,779,269
                                                              -----------------------------
SWITZERLAND - 14.2%
         6,400  Barry Callebaut AG(s)                                      848,024
         3,280  Compagnie Financiere Richemont AG A Units(s)             9,053,163
        39,000  Credit Suisse Group(s)                                   6,796,578
         6,795  Nestle S.A.(s)                                          14,758,123
         4,670  Novartis AG(s)                                           7,576,173
         1,345  Roche Holding AG(s)                                     13,327,573
         2,440  Swiss Re(s)                                              5,430,188
         4,670  Syngenta AG(s)(+)                                          209,851
        44,450  UBS AG(s)                                                6,145,869
        23,610  Zurich Financial Services AG(s)                         12,731,283
                                                              -----------------------------
                                                                        76,876,825
                                                              -----------------------------
UNITED KINGDOM - 9.2%
      456,000  BBA Group Plc(s)                                         2,493,296
      287,300  British American Tobacco Plc(s)                          2,040,217
      235,900  Cable & Wireless Plc(s)                                  2,915,731
    5,080,000  Invensys Plc(s)                                         12,348,972
      106,000  Stolt Nielson ADR(s)                                     1,855,000
    2,344,400  Tesco Plc(s)                                             9,404,184
    5,420,378  Vodafone Group Plc(s)                                   18,535,310
                                                              -----------------------------
                                                                       49,592,710
                                                              -----------------------------
VENEZUELA - 0.5%
      171,000  Compania Anonima Nacional Telefonos
                  de Venezuela ADR(s)                                   2,725,313
                                                              -----------------------------

TOTAL COMMON STOCKS                                                   481,113,722
                                                              -----------------------------
  (Cost $491,869,955)

CONVERTIBLE BONDS - 0.1%
HONG KONG - 0.1%
      $633,000  China Mobile (Hong Kong) Ltd.,
                  2.25%, 11/3/05                                          621,923
                                                              -----------------------------
       (Cost $633,000)


SHARES/PRINCIPAL AMOUNT                                                    VALUE
-----------------------------------------------------------------------------------------

PREFERRED STOCKS - 1.8%
AUSTRALIA - 1.8%
    1,236,100  News Corp. Ltd.(s)                                   $    9,524,859
                                                              -----------------------------
  (Cost $9,756,563)

SHORT-TERM INVESTMENTS - 9.1%
INVESTMENT COMPANIES - 3.9%
   21,151,193  Hamilton Money Fund                                      21,151,193
                                                              -----------------------------
TIME DEPOSITS - 4.6%
  $25,000,000  Bank of New York, 6.43%,
                  12/4/00(s)                                            25,000,000
                                                              -----------------------------
U.S. TREASURY SECURITIES - 0.6%
    3,140,000  U.S. Treasury Bills, 6.19%,
                 3/22/01(s)(y)                                           3,081,815
                                                              -----------------------------

TOTAL SHORT-TERM INVESTMENTS                                            49,233,008
                                                              -----------------------------
  (Cost $49,233,504)
TOTAL INVESTMENT SECURITIES - 100.0%                                  $540,493,512
                                                              =============================
  (Cost $551,493,022)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                      UNREALIZED
    CONTRACTS                SETTLEMENT          CONTRACTUAL       VALUE AT          APPRECIATION
     TO BUY                     DATE                VALUE          11/30/00         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
  3,690,000  AUD for
  2,989,084  CAD              01/24/01          $ 1,941,716     $  1,935,906         $   (5,810)
  4,031,000  EUR for
  6,109,182  CHF              01/24/01            3,429,663        3,410,098            (19,565)
  9,000,000  EUR for
  5,407,650  GBP              01/24/01            7,611,392        7,791,147             179,755
  1,898,938  GBP for
  4,791,021  CHF              01/24/01            2,665,305        2,586,121            (79,184)
 66,988,083  HKD for
  6,073,262  GBP              01/29/01            8,600,819        8,579,102            (21,717)
308,658,510  JPY for
  3,359,000  EUR              01/24/01            2,916,391        2,797,932           (118,459)
 62,700,378  JPY for
    689,000  EUR              01/24/01              592,431          562,556            (29,875)
243,437,250  JPY for
  2,670,000  EUR              01/24/01            2,304,745        2,193,184           (111,561)
  7,448,334  SGD for
  3,003,360  GBP              01/26/01            4,309,309        4,317,803               8,494
 34,049,421  CAD              01/24/01           22,594,174       22,184,756           (409,418)
 55,000,000  DKK              01/24/01            6,336,406        6,433,602              97,196
 55,024,892  DKK              12/04/00            6,404,574        6,423,189              18,615
 10,467,070  EUR              01/24/01            8,784,698        9,135,731             351,033

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

                                                                                                UNREALIZED
        CONTRACTS              SETTLEMENT          CONTRACTUAL              VALUE AT           APPRECIATION
          TO BUY                  DATE                VALUE                 11/30/00           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
       7,010,000  EUR           01/24/01          $    5,897,303        $    6,118,376          $    221,073
       6,672,000  EUR           01/24/01               5,647,448             5,823,367               175,919
       4,703,000  EUR           01/24/01               3,988,614             4,104,811               116,197
       6,722,000  EUR           01/24/01               5,810,228             5,867,008                56,780
       3,970,000  EUR           01/24/01               3,423,291             3,465,043                41,752
       8,000,000  EUR           01/24/01               6,896,000             6,982,455                86,455
       3,305,000  EUR           01/24/01               2,831,592             2,884,627                53,035
       3,305,000  EUR           01/24/01               2,825,544             2,884,627                59,083
       1,300,000  EUR           01/24/01               1,107,444             1,134,649                27,205
       3,000,000  EUR           01/24/01               2,558,100             2,618,421                60,321
       3,000,000  EUR           01/24/01               2,607,000             2,611,421                 4,421
      33,124,055  GBP           01/24/01              48,211,400            47,015,599           (1,195,801)
       8,000,000  GBP           01/24/01              11,404,000            11,355,035              (48,965)
       2,836,000  GBP           01/24/01               4,103,891             4,025,360              (78,531)
       1,200,000  GBP           01/24/01               1,707,312             1,703,255               (4,057)
      25,793,400  HKD           01/29/01               3,311,856             3,311,155                 (701)
   1,323,245,984  JPY           01/24/01              12,413,189            12,060,860             (352,329)
     500,000,000  JPY           01/24/01               4,694,836             4,557,301             (137,535)
     548,500,000  JPY           01/24/01               5,000,000             4,999,359                 (641)
      45,579,508  SEK           01/24/01               4,461,406             4,563,868               102,462
                                              -----------------------------------------------------------------
                                                    $217,392,077          $216,437,724          $   (954,353)
                                              =================================================================

                                                                                                   UNREALIZED
       CONTRACTS              SETTLEMENT              SETTLEMENT              VALUE AT            APPRECIATION
        TO SELL                  DATE                    VALUE                11/30/00           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
      39,607,823  AUD           01/24/01           $  20,912,336          $  20,842,040         $      70,296
      66,239,854  CHF           01/24/01              37,192,506             38,359,744           (1,167,238)
      65,000,000  DKK           01/24/01               7,540,603              7,603,348              (62,745)
      55,024,892  DKK           01/24/01               6,415,775              6,436,514              (20,739)
       6,000,000  EUR           01/24/01               4,980,000              5,236,841             (256,841)
      14,635,000  EUR           01/24/01              12,789,234             12,773,528                15,706
       2,020,000  EUR           01/24/01               1,736,756              1,763,070              (26,314)
       6,000,000  EUR           01/24/01               5,196,000              5,236,841              (40,841)
       3,000,000  EUR           01/24/01               2,613,135              2,618,421               (5,286)
       3,170,000  GBP           01/24/01               4,441,392              4,499,432              (58,040)
      85,668,000  HKD           01/29/01              11,000,000             10,997,388                 2,612
      80,457,995  HKD           01/23/01              10,334,870             10,327,375                 7,495
     937,104,992  JPY           01/24/01               8,672,000              8,541,339               130,661
     472,750,902  JPY           01/24/01               4,338,000              4,308,936                29,064
     998,339,240  JPY           01/24/01               9,160,000              9,099,464                60,536
   1,000,000,000  JPY           01/24/01               9,199,632              9,114,602                85,030
     359,745,696  JPY           01/24/01               3,306,000              3,278,939                27,061
     484,920,392  JPY           01/24/01               4,444,000              4,419,856                24,144
     146,523,986  JPY           01/24/01               1,343,000              1,335,508                 7,492
     219,146,337  JPY           01/24/01               2,007,000              1,997,432                 9,568
     400,000,000  JPY           01/24/01               3,773,585              3,645,841               127,744
     229,697,270  JPY           01/24/01               2,090,000              2,093,599               (3,599)
      31,736,628  SEK           01/24/01               3,164,170              3,177,783              (13,613)
      25,414,600  SGD           01/26/01              14,622,900             14,575,113                47,787
                                              -----------------------------------------------------------------
                                                    $191,272,894           $192,282,954          $(1,010,060)
                                              =================================================================

FUTURES CONTRACTS
                                                                                         UNREALIZED
                                                         UNDERLYING FACE             APPRECIATION PURCHASED
       PURCHASED                  EXPIRATION DATE        AMOUNT AT VALUE                (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 424  D.J. EURO STOXX 50 Index      December 2000            $17,730,641                  $(805,256)
 122  FTSE 100 Index                December 2000             10,627,229                   (451,955)
  88  TOPIX Index                   December 2000             10,855,518                   (231,142)
                                                        ------------------------------------------------------
                                                              $39,213,388                 $(1,488,353)
                                                        ======================================================

                                     % OF TOTAL
MARKET SECTOR                       INVESTMENTS
INDUSTRIAL CYCLICAL                     18.7%
FINANCE                                 12.9%
SHORT-TERM INVESTMENTS                  9.1%
INSURANCE                               8.5%
PHARMACEUTICALS                         7.3%
ENERGY                                  7.0%
TELECOMMUNICATIONS                      6.5%
CONSUMER CYCLICAL                       5.7%
SEMICONDUCTORS                          5.5%
CONSUMER STABLE                         5.0%
CONSUMER SERVICES                       3.8%
SOFTWARE & SERVICES                     3.7%
RETAIL                                  3.4%
UTILITIES                               2.9%

ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
GDR - Global Depositary Receipt
HKD - Hong Kong Dollar
JPY - Japanese Yen
PDR - Philippine Depositary Receipt
SEK - Swedish Krona
SDR - Swedish Depositary Receipt
SGD - Singapore Dollar
144A - Securities restricted for resale to Qualified Institutional Buyers
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(z) Category is less than 0.05%.
(+) Non-income producing security


   The Accompanying Notes are an Integral Part of the Financial Statements.
3

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $551,493,022)                          $540,493,512
Foreign Currency at Value (Cost $7,093,400)                          7,067,624
Receivable for Investments Sold                                     17,598,322
Unrealized Appreciation of Forward Foreign Currency Contracts        2,304,992
Foreign Tax Reclaim Receivable                                       1,451,994
Dividend and Interest Receivable                                       475,907
Prepaid Trustees' Fees and Expenses                                        599
Deferred Organization Expenses                                           3,180
Prepaid Expenses and Other Assets                                        1,005
                                                                ----------------
TOTAL ASSETS                                                        569,397,135
                                                                ----------------
LIABILITIES
Payable for Investments Purchased                                   10,435,220
Due to Custodian                                                    11,555,736
Unrealized Depreciation of Forward Foreign Currency Contracts        4,269,405
Variation Margin Payable                                               630,452
Advisory Fee Payable                                                   276,209
Administrative Services Fee Payable                                     10,951
Fund Services Fee Payable                                                  379
Administration Fee Payable                                                 300
Accrued Expenses                                                       193,161
                                                                ----------------
TOTAL LIABILITIES                                                   27,371,813
                                                                ----------------
NET ASSETS
Applicable to Investors' Beneficial Interests                      $542,025,32
                                                                ================

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $1,290,896)           $  8,007,926
Interest Income                                                             1,531,888
                                                                   --------------------
   Investment Income                                                        9,539,814
                                                                   --------------------
EXPENSES
Advisory Fee                                                                3,268,904
Custodian Fees and Expenses                                                   616,278
Administrative Services Fee                                                   132,072
Professional Fee                                                               53,353
Fund Services Fee                                                               8,347
Trustees' Fees and Expenses                                                     5,359
Administration Fee                                                              3,736
Organization Expenses                                                           2,570
Miscellaneous Expenses                                                         11,664
                                                                   --------------------
   Total Expenses                                                           4,102,283
                                                                   --------------------
NET INVESTMENT INCOME                                                       5,437,531
                                                                   --------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON
Investment Transactions                                                    17,983,724
Futures Contracts                                                             621,663
Foreign Currency Transactions                                             (2,675,831)
                                                                   --------------------
   Net Realized Gain                                                       15,929,556
                                                                   --------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investment Transactions                                                   (84,288,144
Futures Contracts                                                          (2,539,215)
Foreign Currency Contracts and Translations                                (2,792,975)
                                                                   --------------------
   Net Change in Unrealized Appreciation (Depreciation)                   (89,620,334)
                                                                   --------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(68,253,247)
                                                                   ====================

   The Accompanying Notes are an Integral Part of the Financial Statements.
5

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED NOVEMBER 30

INCREASE IN NET ASSETS                                             2000                  1999
FROM OPERATIONS
Net Investment Income                                          $  5,437,531           $  4,482,162
Net Realized Gain on Investment, Futures, and
   Foreign Currency Transactions                                 15,929,556             34,344,844
Net Change in Unrealized Appreciation (Depreciation) on
   Investments, Futures and Foreign Currency
   Contracts and Translations                                   (89,620,334)            63,164,934
                                                            -------------------   ------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                 (68,253,247)           101,991,940
                                                            -------------------   ------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                   610,156,921            252,736,681
Withdrawals                                                    (438,270,720)         (296,593,455)
                                                            -------------------   ------------------
   Net Increase (Decrease) from Transactions in
      Investors' Beneficial Interests                           171,886,201           (43,856,774)
                                                            -------------------   ------------------
   Total Increase in Net Assets                                 103,632,954             58,135,166
                                                            -------------------   ------------------

NET ASSETS
Beginning of Year                                               438,392,368            380,257,202
                                                            -------------------   ------------------
End of Year                                                   $ 542,025,322          $ 438,392,368
                                                            ===================   ==================

SUPPLEMENTARY DATA
                                         FOR THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
                                           2000         1999        1998         1997(a)
                                      ------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Net Expenses                         0.76%        0.79%        0.85%        0.89%(b)
     Net Investment Income                1.00%        1.26%        1.07%        1.26%(b)
     Expenses without Reimbursement       0.76%        0.79%        0.85%        0.92%(b)
Portfolio Turnover                         86%          80%          143%          72%(c)

(a) For the period February 26, 1997 (commencement of operations) through November 30, 1997.
(b)  Annualized
(c)  Not annualized


The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The International Opportunities Portfolio (the "Portfolio") is one of five subtrusts (Portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified no-load open-end management investment company, which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a Portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The Portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $12,800 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-- The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirement of Subchapter M of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.60% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Portfolio. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $1,600.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000
--------------------------------------------------------------------------------
3. FEDERAL INCOME TAXES

    As of November 30, 2000, accumulated net unrealized depreciation was $13,436,401, based on the aggregate cost of investments for federal income tax purposes of $553,929,913, which consisted of unrealized appreciation of $37,841,075 and unrealized depreciation of $51,277,476.

--------------------------------------------------------------------------------
4. INVESTMENT TRANSACTIONS

    During the year ended November 30, 2000, the Portfolio purchased $588,523,716 of investment securities and sold $435,007,448 of investment securities other than U.S. government securities and short-term investments.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

--------------------------------------------------------------------------------
6. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The International Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Opportunities Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period February 26, 1997 (commencement of operations) through November 30, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001

NOTES
--------------------------------------------------------------------------------

 [back cover]

J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Market Neutral Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                 MAILING
500 Stanton Christiana Road                                  INFORMATION
Newark, Delaware 19713-2107

IN-ANN-24238   0101